LEASES (Tables)	3 Months Ended
Mar. 31, 2025
Leases
SCHEDULE OF LEASE EXPENSE

The components of lease expense were as follows:

	Three Months Ended
	March 31,
	2025	2024
Lease cost:
Operating lease cost	$-	$60,444
Short-term lease cost	104,724	(1,581)
Sublease income	-	(1,500)
Total lease cost	$104,724	$57,363

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases was as follows:

	Three Months Ended
	March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$-	$42,816

Weighted-average remaining lease term - operating leases (year)	-	-
Weighted-average discount rate- operating leases	-	3.35%